Capital Structure, Common Stock (Details) $ / shares in Units, $ in Thousands			2 Months Ended	6 Months Ended
	May 13, 2019 USD ($) $ / shares shares	Feb. 26, 2019	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 $ / shares
Common Stock [Abstract]
Reverse stock split ratio		0.067
Public offering (in shares)	4,200,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Issuance of common stock and warrants (in shares)			9,610,930
Gross proceeds from issuance of common stock and warrants | $				$ 13,225	$ 0
Jelco [Member]
Common Stock [Abstract]
Sales price per unit (in dollars per share) | $ / shares	$ 3.40
Class B Warrants [Member]
Common Stock [Abstract]
Warrants issued (in shares)	6,653,529
Class C Warrants [Member]
Common Stock [Abstract]
Warrants issued (in shares)	6,653,529
Common Stock [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)				15,633,498
Public Offering [Member]
Common Stock [Abstract]
Sales price per unit (in dollars per share) | $ / shares	$ 3.40
Issuance of common stock and warrants (in shares)	2,765,000		1,435,000
Gross proceeds from issuance of common stock and warrants | $	$ 14,280
Net proceeds from issuance of common stock and warrants | $	$ 12,511
Public Offering [Member] | Pre-Funded Warrant [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Warrant exercise price (in dollars per share) | $ / shares	$ 0.01
Warrants issued (in shares)	1,435,000
Public Offering [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Public Offering [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Public Offering [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Public Offering [Member] | Common Stock [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)	1
Public Offering [Member] | Common Stock [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)	1
Over-Allotment Option [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)	630,000
Over-Allotment Option [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)	630,000
Over-Allotment Option [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)	210,000
Private Placement [Member] | Jelco [Member]
Common Stock [Abstract]
Sales price per unit (in dollars per share) | $ / shares	$ 3.40
Issuance of common stock and warrants (in shares)	1,823,529
Private Placement [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Private Placement [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1
Private Placement [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)	1